Provisions (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 46,422,000
Additional provisions	246,308,000
Utilized amounts	(104,793,000)
Reversals of unused amounts	(10,734,000)
Discount rate adjustment and imputed interest	433,000
Foreign currency translation adjustment	6,360,000
Ending balance	183,996,000
Current portion	144,331,000	$ 27,471,000
Non-current portion	39,665,000	$ 18,951,000
Severance
Reconciliation of changes in other provisions [abstract]
Beginning balance	12,003,000
Additional provisions	217,475,000
Utilized amounts	(95,650,000)
Reversals of unused amounts	(3,819,000)
Discount rate adjustment and imputed interest	0
Foreign currency translation adjustment	4,307,000
Ending balance	134,316,000
Current portion	119,850,000
Non-current portion	14,466,000
Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Beginning balance	20,038,000
Additional provisions	7,719,000
Utilized amounts	(647,000)
Reversals of unused amounts	(628,000)
Discount rate adjustment and imputed interest	297,000
Foreign currency translation adjustment	1,159,000
Ending balance	27,938,000
Current portion	6,786,000
Non-current portion	21,152,000
Provisions based on expected cash flows	$ 26,718,000
Weighted average rate	1.73%
Others
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 14,381,000
Additional provisions	21,114,000
Utilized amounts	(8,496,000)
Reversals of unused amounts	(6,287,000)
Discount rate adjustment and imputed interest	136,000
Foreign currency translation adjustment	894,000
Ending balance	21,742,000
Current portion	17,695,000
Non-current portion	$ 4,047,000
Minimum | Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Timing of settlements	1 year
Maximum | Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Timing of settlements	15 years